Property and Equipment, Net - Summary of Property and Equipment Consisted (Details) ¥ in Thousands, $ in Thousands		Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)
Property Plant And Equipment [Line Items]
Total cost		¥ 622,289		¥ 621,697
Less: Accumulated depreciation		(111,197)		(76,022)
Property and equipment, net		511,092	$ 78,328	545,675
Leasehold And Buildings Improvements
Property Plant And Equipment [Line Items]
Total cost		106,712		106,377
Electronic And Office Equipment
Property Plant And Equipment [Line Items]
Total cost		35,306		35,049
Building
Property Plant And Equipment [Line Items]
Total cost	[1]	¥ 480,271		¥ 480,271

[1]

In 2017, the Group purchased two buildings in Wuhan (Building A and B) and one building in Guangzhou (Building C) with a total consideration of RMB480,271. RMB60,000 of the consideration was paid by a mortgage loan provided by a PRC bank in August 2018 (Note 13).